SUBSEQUENT EVENT (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	Aug. 12, 2019 USD ($) $ / shares shares
Ordinary shares issued	1,437,500
Number of additional ordinary shares option	187,500
Exercise price | $ / shares	$ 8.00
Net proceeds | $	$ 10,810